TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail and Class I2 Prospectuses

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Effective immediately, the table presented under the sub-section “Dividends and Distributions” in the “Shareholder Information - Distributions and Taxes” section of the Prospectuses is revised for Transamerica Multi-Asset Income to remove the mark under the column “Pay quarterly dividends” and to add a mark under the column “Pay monthly dividends.”

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Investors Should Retain this Supplement for Future Reference

August 26, 2022